Investments Accounted for Using the Equity Method - Schedule of Changes in Investments Accounted for with Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 18,738,198	$ 45,716,371
Additions	1,943,100	2,584,416
Share of Profit (Loss)	(2,696,904)	7,878,199
Dividends Declared	(743,734)	(6,577,130)
Foreign Currency Translation	(327,040)	(1,852,710)
Other Comprehensive Income	(1,490)	(11,691,509)
Other Increase (Decrease)	323	(4,326,432)
Investments accounted for using Equity Method, Before Adjustment	16,912,453	31,731,205
Transferred to assets held for distribution to owners	(4,205,232)	(12,993,007)
Investments accounted for using Equity Method, Ending balance	$ 12,707,221	$ 18,738,198
GNL Chile S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Changes in Investments in Associates	GNL Chile. S.A.	GNL Chile. S.A.
Relationship	Associate	Associate
Country	Chile	Chile
Currency	U.S. dollar	U.S. dollar
Ownership Interest %	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 3,982,934	$ 2,662,029
Share of Profit (Loss)	841,957	1,491,025
Dividends Declared	(743,734)
Foreign Currency Translation	(297,841)	(170,120)
Investments accounted for using Equity Method, Before Adjustment	3,783,316	3,982,934
Investments accounted for using Equity Method, Ending balance	$ 3,783,316	$ 3,982,934
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Changes in Investments in Associates	Centrales Hidroelectricas De Aysen S.A.	Centrales Hidroelectricas De Aysen S.A.
Relationship	Joint venture	Joint venture
Country	Chile	Chile
Currency	Chilean peso	Chilean peso
Ownership Interest %	51.00%	51.00%
Investments accounted for using Equity Method, Beginning balance	$ 6,441,166	$ 6,280,293
Additions	1,943,100	2,346,000
Share of Profit (Loss)	(4,179,034)	(2,185,127)
Investments accounted for using Equity Method, Before Adjustment	4,205,232	6,441,166
Transferred to assets held for distribution to owners	(4,205,232)
Investments accounted for using Equity Method, Ending balance	$ 4,205,232	$ 6,441,166
Transmisora Electrica De Quillota Ltda [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Changes in Investments in Associates	Transmisora Electrica de Quillota Ltda.	Transmisora Electrica de Quillota Ltda.
Relationship	Joint venture	Joint venture
Country	Chile	Chile
Currency	Chilean peso	Chilean peso
Ownership Interest %	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 8,222,763	$ 7,594,153
Share of Profit (Loss)	595,996	628,610
Investments accounted for using Equity Method, Before Adjustment	8,818,759	8,222,763
Investments accounted for using Equity Method, Ending balance	$ 8,818,759	$ 8,222,763
Enel Argentina (formerly named Endesa Argentina S.A.) [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Changes in Investments in Associates	Enel Argentina S.A. (ex - Endesa Argentina S.A.)	Enel Argentina S.A. (ex - Endesa Argentina S.A.)
Relationship	Associate	Associate
Country	Argentina	Argentina
Currency	Argentine peso	Argentine peso
Ownership Interest %	0.12%	0.34%
Investments accounted for using Equity Method, Beginning balance	$ 91,335
Additions		$ 235,090
Share of Profit (Loss)	44,177	23,610
Foreign Currency Translation	(29,199)	(21,044)
Other Comprehensive Income	(1,490)	(656)
Other Increase (Decrease)	323	(145,665)
Investments accounted for using Equity Method, Before Adjustment	105,146	91,335
Investments accounted for using Equity Method, Ending balance	$ 105,146	$ 91,335
Electrogas S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Changes in Investments in Associates	Electrogas S.A.	Electrogas S.A.
Relationship		Associate
Country		Chile
Currency	U.S. dollar	U.S. dollar
Ownership Interest %		42.50%
Investments accounted for using Equity Method, Beginning balance	$ 12,993,008	$ 12,042,873
Share of Profit (Loss)		5,166,226
Dividends Declared		(3,979,095)
Foreign Currency Translation		(844,372)
Other Comprehensive Income		607,375
Investments accounted for using Equity Method, Before Adjustment		12,993,007
Transferred to assets held for distribution to owners		(12,993,007)
Investments accounted for using Equity Method, Ending balance		$ 12,993,008
GNL Quintero S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Changes in Investments in Associates	GNL Quintero S.A.	GNL Quinteros S.A.
Relationship		Associate
Country		Chile
Currency	U.S. dollar	U.S. dollar
Ownership Interest %		20.00%
Investments accounted for using Equity Method, Beginning balance		$ 17,137,023
Share of Profit (Loss)		2,750,075
Dividends Declared		(2,598,035)
Foreign Currency Translation		(816,094)
Other Comprehensive Income		(12,298,165)
Other Increase (Decrease)		$ (4,174,804)
Southern Cone Power Argentina S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Changes in Investments in Associates	Southern Cone Power Argentina S.A.	Southern Cone Power Argentina S.A.
Relationship		Associate
Country		Argentina
Currency	Argentine peso	Argentine peso
Ownership Interest %		2.00%
Additions		$ 3,326
Share of Profit (Loss)		3,780
Foreign Currency Translation		(1,080)
Other Comprehensive Income		(63)
Other Increase (Decrease)		$ (5,963)